SUBSEQUENT EVENTS (Detail Textuals 1) (Subsequent Event, Dividend declared, USD $)	1 Months Ended
Feb. 17, 2015
Subsequent Event | Dividend declared
Subsequent Event [Line Items]
Amount of quarterly dividend (in dollars per share)	$ 0.09
Date of dividend declared	Feb. 17, 2015
Record date	Mar. 13, 2015
Date of dividend to be paid	Mar. 31, 2015